Loss per share attributable to CVSL	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Loss per share attributable to CVSL
Loss per share attributable to CVSL

(12) Loss per share attributable to CVSL

In calculating earnings per share, there were no adjustments to net earnings to arrive at earnings for any periods presented. The Company included the additional 504,813,512 shares available to Rochon Capital discussed in footnote (2) in the calculation of basic and diluted shares as the conditions were met for the shares to be available for issuance. The Company did not include the outstanding warrants nor the shares issuable upon the conversion of the Convertible Note issued to Richmont Capital Partners V L.P. discussed in footnote (6) in the calculation of dilutive shares because we recorded losses from continuing operations; therefore, the effect would be anti-dilutive.

(13) Earnings per share attributable to CVSL

In calculating earnings per share, there were no adjustments to net earnings to arrive at earnings for any periods presented. We included the additional 504,813,512 shares available to Rochon Capital as discussed in footnote (3) in the calculation of basic and diluted shares as the conditions were met during the year-ended December 31, 2013 for the shares to be available for issuance. We did not include the outstanding warrants nor the shares issuable upon the conversion of the Convertible Note Issued to Richmont Capital Partners V L.P. as discussed in footnote (7) in the calculation of dilutive shares because we recorded losses from continuing operations, therefore, the effect would be anti-dilutive.